Notes to consolidated statements of cash flows - Additional information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes to consolidated statements of cash flows
Additions to right-of-use assets	€ 12,197	€ 46,836	€ 36,854
Lease liabilities additions	€ 13,622	€ 46,465	€ 35,094